Debt Bond (Tables)	6 Months Ended
Jun. 30, 2026
Debt Bond [Abstract]
Schedule of Debt Bond	As of June 30, 2026 and December 31, 2025, the debt bond was €2,187,381 and €2,314,057, respectively.

	June 30,	December 31,
	2026	2025
Debt bond	€2,187,381	€2,314,057
less: current portion	(253,352)	(253,352)
	€1,934,029	€2,060,705